Significant accounting policies - Property plant and equipment (Details)	12 Months Ended
Dec. 31, 2017
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Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
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Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	25 years